Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	12 Months Ended
Dec. 31, 2017
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

The main items included in the balance under this heading in the accompanying consolidated income statements are as follows:

Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of euros)
	Notes	2017	2016	2015
Gains on sale of real estate		102	66	97
Impairment of non-current assets held for sale	21	(158)	(136)	(285)
Gains on sale of investments classified as non current assets held for sale		82	39	45
Gains on sale of equity instruments classified as non current assets held for sale (*)		-	-	877
Total		26	(31)	734

(*) Includes various sales in CNCB (see Note 3)